Outstanding Long-Term Debt Obligations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Capitalization, Long-term Debt [Line Items]
Capital lease obligations (average rate of 4.0% and 8.1% in 2014 and 2013, respectively)	$ 516	$ 293
Unamortized discount, net of premium	(2,954)	(264)
Total long-term debt, including current maturities	112,933	93,144
Less long-term debt maturing within one year	2,397	3,486
Total long-term debt	110,536	89,658
Verizon Communications | 0.30% - 3.85% Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	0.30%
Interest rate range, maximum	3.85%
Maturity date range, start	2015
Maturity date range, end	2042
Notes payable and other	27,617	20,416
Verizon Communications | 4.15% - 5.50% Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	4.15%
Interest rate range, maximum	5.50%
Maturity date range, start	2018
Maturity date range, end	2054
Notes payable and other	40,701	20,226
Verizon Communications | 5.85% - 6.90% Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	5.85%
Interest rate range, maximum	6.90%
Maturity date range, start	2018
Maturity date range, end	2054
Notes payable and other	24,341	31,965
Verizon Communications | 7.35% - 8.95% Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	7.35%
Interest rate range, maximum	8.95%
Maturity date range, start	2018
Maturity date range, end	2039
Notes payable and other	2,264	5,023
Verizon Communications | Floating Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Maturity date range, start	2015
Maturity date range, end	2025
Notes payable and other	14,600	5,500
Verizon Wireless | 8.75% - 8.88% Notes Payable and Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	8.75%
Interest rate range, maximum	8.88%
Maturity date range, start	2015
Maturity date range, end	2018
Notes payable and other	676	3,931
Verizon Wireless | 6.80% - 7.88% Alltel assumed notes
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	6.80%
Interest rate range, maximum	7.88%
Maturity date range, start	2029
Maturity date range, end	2032
Notes payable and other	686	1,300
Telephone Subsidiaries | 5.13% - 6.86% Debentures
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	5.13%
Interest rate range, maximum	6.86%
Maturity date range, start	2027
Maturity date range, end	2033
Notes payable and other	1,075	1,075
Telephone Subsidiaries | 7.38% - 7.88% Debentures
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	7.38%
Interest rate range, maximum	7.88%
Maturity date range, start	2022
Maturity date range, end	2032
Notes payable and other	1,099	1,099
Telephone Subsidiaries | 8.00% - 8.75% Debentures
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	8.00%
Interest rate range, maximum	8.75%
Maturity date range, start	2019
Maturity date range, end	2031
Notes payable and other	880	880
Other Subsidiaries | 6.84% - 8.75% Debentures And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	6.84%
Interest rate range, maximum	8.75%
Maturity date range, start	2018
Maturity date range, end	2028
Notes payable and other	$ 1,432	$ 1,700